Income Tax Expenses - Summary of Reconciliation Between the Income Tax Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Loss before income tax	¥ (451,754)	$ (70,892)	¥ (211,900)	¥ (138,664)
Income tax computed at respective applicable tax rate	(94,531)	(14,834)	(48,607)	(32,091)
Research and development super-deduction	(44,646)	(7,006)	(22,121)	(16,996)
Non-deductible expenses	193	30	100	346
Changes in valuation allowance	138,984	21,810	70,628	48,741
Income tax expenses